Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document and Entity Information [Abstract]
Entity Registrant Name	Banco Santander, S.A.
Entity Central Index Key	0000891478
Document Type	20-F
Document Period End Date	Dec. 31, 2019
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	16,618,114,582
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Shell Company	false